Cover Page	Nov. 02, 2021	Aug. 03, 2021	Mar. 03, 2021
Cover [Abstract]
Document Type		8-K
Document Period End Date	Nov. 02, 2021
Entity Registrant Name		BlueLinx Holdings Inc
Entity Incorporation, State or Country Code		DE
Entity File Number		001-32383
Entity Tax Identification Number		77-0627356
Entity Address, Address Line One		1950 Spectrum Circle
Entity Address, Address Line Two		Suite 300
Entity Address, City or Town		Marietta
Entity Address, State or Province		GA
Entity Address, Postal Zip Code		30067
City Area Code		770
Local Phone Number		953-7000
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		false
Title of 12(b) Security		Common Stock, par value $0.01 per share
Trading Symbol		BXC
Security Exchange Name		NYSE
Amendment Flag			false
Entity Central Index Key			0001301787